Share-based Payments	12 Months Ended
Jun. 30, 2020
Share-based Payments
Share-based Payments

Note 18. Share-based Payments

a)	Executive share and option plan

The establishment of the 'executive share and option plan' (ESOP) was approved by shareholders at the 2017 annual general meeting. The plan is designed to provide long-term incentives for executives (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board's discretion and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

Options issued to Dr Gary Jacob expire within 6 months upon his resignation without good reason or termination. All other options issued expire upon departure from the company if they are determined to be a 'bad leaver'.

Set out below are summaries of all listed and unlisted options, including those issued under ESOP:

	2020		2019		2018
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options

As at 1 July[1]	$0.46	79,463,744	$0.45	72,569,180	$0.44	63,690,523
Granted during the year[1]	$0.18	542,600	$0.47	9,100,000	$0.47	9,644,157
Exercised during the year[1]	$0.18	(424,840)	—	—	$0.32	(300,000)
Forfeited/lapsed during the year	$0.52	(36,774,386)	$0.53	(2,205,436)	$0.49	(465,500)
As at 30 June[1]	$0.40	42,807,118	$0.46	79,463,744	$0.45	72,569,180
Vested and exercisable at 30 June	$0.40	42,807,118	$0.46	79,463,744	$0.45	72,569,180

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Share options outstanding at the end of the year have the following expiry date and exercise prices:

ASX new issue announcement date	Expiry date	Exercise price A$ (unless stated otherwise)	Share options 30 June 2020	Share options 30 June 2019

2012-06-29	2021-11-30	1.944	14,493	14,493
2012-06-29	2022-01-17	1.876	29,668	29,668
2015-05-27	2019-11-27	0.500	-	6,000,000
2016-05-31	2019-11-27	0.500	-	425,532
2016-12-09	2019-11-27	0.500	-	200,000
2017-06-22	2019-11-27	0.500	-	1,000,000
2016-12-02 (IMCOB)	2019-11-30	0.550	-	25,289,894
2017-06-13 (warrants)	2022-06-13	US$ 0.25	27,541,200	27,760,000
2017-06-09 (warrants)[1]	2022-06-08	US$0.3125	198,240	1,220,000
2019-05-23 (warrants)[1]	2024-05-23	US$0.125	181,600	800,000
2019-07-16 (warrants)	2024-07-16	US$0.125	117,760	-
2018-03-15	2023-03-15	0.468	7,897,647	7,897,647
2018-03-15	2023-03-15	0.585	526,510	526,510
2018-07-13	2021-07-01	0.500	1,300,000	1,300,000
2018-11-26	2020-06-30	0.500	-	2,000,000
2019-02-11	2024-02-10	0.500	5,000,000	5,000,000
Total [1]			42,807,118	79,463,744

Weighted average remaining contractual life of options outstanding at end of period [1]	2.28	1.04

1.

Previously Weighted average remaining contractual life of options for 30 June 2019 was 2.0. The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options granted under ESOP during the year ended June 30, 2020 included:

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2019-11-06	2024-02-10	0.50	5,000,000	0.15	98	0.00%	0.88%	0.0736

			5,000,000

The model inputs for options granted under ESOP during the year ended June 30, 2019 included:

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2018-07-13	2021-07-01	0.50	1,300,000	0.32	92.00%	0.00%	2.09%	0.1570
2018-11-26	2020-06-30	0.50	2,000,000	0.34	92.00%	0.00%	2.02%	0.0822
2019-02-11	2024-02-11	0.50	5,000,000	0.29	100.00%	0.00%	1.69%	0.1950

			8,300,000

December 2016 Options

Pursuant to an agreement entered between the Company and a consultant on April 1, 2015, the Company granted 1,000,000 options, which were issued and vested on 9 December 2016, and each option entitles the holder to purchase one ordinary share of the Company at an exercise price of A$0.500. These options were issued and vested following the successful completion of related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		3.17 years
Option exercise price	A$	0.5000
Weighted average share price at grant date	A$	0.285
Value per option	A$	0.1431

June 2017 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		1.33 years
Option exercise price	A$	0.5000
Weighted average share price at grant date	A$	0.315
Value per option	A$	0.0937

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

b)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2020 A$	2019 A$	2018 A$
Options issued under ESOP	(533,912)	1,343,500	59,975

(i)	Revaluation of options issued in prior period

Options granted to Dr Gary Jacob on 11 February 2019 and valued at A$975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-valued at grant date 6 November 2019 after being approved by shareholders with a value of A$368,000.